Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,435,717.50
Total Fee Amount	198.27
Total Offset Amount	0.00
Net Fee	$ 198.27
Offering Table N/A
Offset Table N/A	N/A